NOTES PAYABLE	3 Months Ended
Jun. 30, 2011
NOTES PAYABLE
NOTES PAYABLE

4.       NOTES PAYABLE

On April 20, 2011, the Company made an unsecured Loan Agreement with Francis Stadelman in the amount of $40,000 at eight percent interest and due on demand no later that April 20, 2012 At the option of the holder, the loan may be paid in all or part in cash or common stock of the Company at the closing pricing at the date of election.

Defaulted Senior Notes

On February 16, 2010, the Company made an unsecured Promissory Note Agreement with William McCreary in the amount of $2,500 at eight percent interest and due on demand or no later than September 1, 2010. The Company has not made the scheduled payments and is in default on this note as of June 30, 2011. The default rate on the note is eight percent.